Eaton Vance
Focused Growth Opportunities Fund
May 31, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 99.7%
Security	Shares	Value
Auto Components — 3.1%
Aptiv PLC(1)	50,075	$ 5,319,968
		$ 5,319,968
Capital Markets — 2.4%
Charles Schwab Corp. (The)	47,486	$ 3,328,768
Intercontinental Exchange, Inc.	7,274	744,785
		$ 4,073,553
Electrical Equipment — 1.7%
AMETEK, Inc.	22,973	$ 2,790,530
		$ 2,790,530
Entertainment — 3.9%
Netflix, Inc.(1)	10,803	$ 2,132,944
Walt Disney Co. (The)(1)	40,185	4,438,032
		$ 6,570,976
Food & Staples Retailing — 2.7%
Sysco Corp.	54,465	$ 4,584,864
		$ 4,584,864
Health Care Equipment & Supplies — 3.0%
Intuitive Surgical, Inc.(1)	21,975	$ 5,002,389
		$ 5,002,389
Health Care Providers & Services — 2.8%
UnitedHealth Group, Inc.	9,416	$ 4,677,681
		$ 4,677,681
Interactive Media & Services — 8.3%
Alphabet, Inc., Class C(1)	6,175	$ 14,083,817
		$ 14,083,817
Internet & Direct Marketing Retail — 9.1%
Amazon.com, Inc.(1)	6,386	$ 15,353,157
		$ 15,353,157
IT Services — 6.6%
Visa, Inc., Class A	52,767	$ 11,195,574
		$ 11,195,574
Security	Shares	Value
Life Sciences Tools & Services — 1.0%
10X Genomics, Inc., Class A(1)	34,402	$ 1,761,038
		$ 1,761,038
Machinery — 2.8%
Westinghouse Air Brake Technologies Corp.	50,376	$ 4,758,517
		$ 4,758,517
Oil, Gas & Consumable Fuels — 3.7%
EOG Resources, Inc.	45,787	$ 6,270,988
		$ 6,270,988
Road & Rail — 4.0%
CSX Corp.	105,824	$ 3,364,145
Uber Technologies, Inc.(1)	143,592	3,331,334
		$ 6,695,479
Semiconductors & Semiconductor Equipment — 15.0%
Ambarella, Inc.(1)	37,675	$ 3,210,663
Micron Technology, Inc.	89,578	6,614,440
NVIDIA Corp.	6,907	1,289,675
QUALCOMM, Inc.	57,996	8,306,187
Texas Instruments, Inc.	32,954	5,824,949
		$ 25,245,914
Software — 20.8%
Adobe, Inc.(1)	14,528	$ 6,050,621
Altair Engineering, Inc., Class A(1)	34,601	1,901,671
Intuit, Inc.	17,500	7,253,050
Microsoft Corp.	53,171	14,455,600
Palantir Technologies, Inc., Class A(1)	265,957	2,308,507
Paycom Software, Inc.(1)	10,889	3,096,178
		$ 35,065,627
Specialty Retail — 4.5%
TJX Cos., Inc. (The)	118,712	$ 7,546,522
		$ 7,546,522
Technology Hardware, Storage & Peripherals — 4.3%
Apple, Inc.	27,627	$ 4,112,003
Logitech International S.A.(2)	52,671	3,201,870
		$ 7,313,873
Total Common Stocks (identified cost $111,352,017)		$168,310,467

Eaton Vance
Focused Growth Opportunities Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 2.3%
Affiliated Fund — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.71%(3)	590,530	$ 590,530
Total Affiliated Fund (identified cost $590,530)		$ 590,530

Securities Lending Collateral — 1.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.80%(4)	3,206,856	$ 3,206,856
Total Securities Lending Collateral (identified cost $3,206,856)		$ 3,206,856
Total Short-Term Investments (identified cost $3,797,386)		$ 3,797,386
Total Investments — 102.0% (identified cost $115,149,403)		$172,107,853
Other Assets, Less Liabilities — (2.0)%		$ (3,362,884)
Net Assets — 100.0%		$168,744,969

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at May 31, 2022. The aggregate market value of securities on loan at May 31, 2022 was $3,169,834 and the total market value of the collateral received by the Fund was $3,206,856, comprised of cash.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2022.
(4)	Represents investment of cash collateral received in connection with securities lending.

The Fund did not have any open derivative instruments at May 31, 2022.
Affiliated Investments
At May 31, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $590,530, which represents 0.4% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended May 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$2,003,106	$6,177,496	$(8,180,383)	$(219)	$ —	$ —	$73	—
Liquidity Fund	—	3,255,231	(2,664,701)	—	—	590,530	289	590,530
Total				$(219)	$ —	$590,530	$362
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Eaton Vance
Focused Growth Opportunities Fund
May 31, 2022
Portfolio of Investments (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$168,310,467*	$ —	$ —	$168,310,467
Short-Term Investments:
Affiliated Fund	590,530	—	—	590,530
Securities Lending Collateral	3,206,856	—	—	3,206,856
Total Investments	$172,107,853	$ —	$ —	$172,107,853
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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